Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 38,644	$ 77,066
Short-term deposits	96,000	55,000
Marketable securities	9	2,012
Accounts receivable
Trade	56,721	55,536
Other	5,234	2,723
Prepaid expenses	4,295	4,436
Inventories	1,407	1,016
Deferred income taxes	4,374	4,572
Total current assets	206,684	202,361
NON-CURRENT ASSETS
Long-term receivables	830	1,099
Long term prepaid expenses	1,749	879
Long term investments	1,029	494
Amounts funded in respect of employee rights upon retirement	10,329	12,855
Deferred income taxes	11,385	9,737
Other	200	298
Total non - current assets	25,522	25,362
PROPERTY, PLANT AND EQUIPMENT, net	17,586	15,070
GOODWILL	64,980	50,803
OTHER INTANGIBLE ASSETS, net of accumulated amortization
Customer relationship	13,690	9,748
Other	3,618	1,348
Total intangible assets, net (excluding goodwill)	17,308	11,096
Total assets	332,080	304,692
Liabilities and equity
Current maturities of long-term bank loans		267
Accounts payable and accruals:
Trade	6,855	6,511
Employees and employee institutions	10,913	8,512
Accrued expenses	14,322	11,175
Other	4,823	2,145
Deferred revenues	19,071	21,366
Total current liabilities	55,984	49,976
LONG-TERM LIABILITIES
Long-term deferred revenues	3,942	2,055
Employee rights upon retirement	14,220	16,392
Deferred income tax liability	270	271
Other tax payables	3,493	476
Total long-term liabilities	21,925	19,194
Total liabilities	77,909	69,170
COMMITMENTS AND CONTINGENT LIABILITIES (Note 8)
EQUITY
Share capital - Ordinary shares of NIS 1.00 par value (authorized: December 31, 2011 and December 31, 2010 - 50,000,000 shares; issued and outstanding: December 31, 2011 - 24,485,946 shares and December 31, 2010 - 24,160,075 shares, respectively)	6,464	6,375
Additional paid in capital	217,715	212,429
Retained earnings	24,852	11,162
Accumulated other comprehensive income	273	1,110
Total Retalix shareholders' equity	249,304	231,076
Non-controlling interest	4,867	4,446
Total equity	254,171	235,522
Total liabilities and equity	$ 332,080	$ 304,692